Financial income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income and expenses
Interest income on financial investments	€ 69	€ 21	€ 30
Interest income on financing components of other contracts	13	28	38
Other financial income			97
Other finance income (cost)	4	(6)
Total	86	43	165
Interest expense on interest-bearing liabilities	(103)	(113)	(127)
Negative interest on financial investments	(27)	(29)	(9)
Interest expense on financing components of other contracts	(66)	(40)	(83)
Interest expense on lease liabilities	(26)	(24)	(25)
Net interest income on defined benefit plans	92	26
Net fair value gains/(losses) on hedged items under fair value hedge accounting	262	25	(122)
Net fair value (losses)/gains on hedging instruments under fair value hedge accounting	(265)	(25)	118
Net foreign exchange gains/(losses)	20	(60)	(8)
Other financial expenses	(81)	(44)	(73)
Total	€ (194)	€ (284)	€ (329)